Filed pursuant to Rule 497(e)
File Nos. 033-12608 and 811-05059

HighMark Funds

Money Market Funds

Supplement dated May 21, 2010

To Fiduciary Shares Prospectus dated December 1, 2009,

as amended from time to time

This supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective May 28, 2010, with respect to each of HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund (together, the “Funds”), the Funds’ portfolio managers will maintain a weighted average maturity of each portfolio of 60 days or less, and a weighted average life to maturity of each portfolio of 120 days or less.

In addition, effective May 28, 2010, each Fund will not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities.

HMK-SK-091-0100

HIGH11016593

HighMark Funds

Money Market Funds

Supplement dated May 21, 2010

To Retail Shares Prospectus dated December 1, 2009,

as amended from time to time

This supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective May 28, 2010, with respect to each of HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund (together, the “Funds”), the Funds’ portfolio managers will maintain a weighted average maturity of each portfolio of 60 days or less, and a weighted average life to maturity of each portfolio of 120 days or less.

In addition, effective May 28, 2010, each Fund will not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities.

HMK-SK-092-0100

HIGH11970040

HighMark Funds

Money Market Funds

Supplement dated May 21, 2010

To Class S Shares Prospectus dated December 1, 2009,

as amended from time to time

This supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective May 28, 2010, with respect to each of HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund (together, the “Funds”), the Funds’ portfolio managers will maintain a weighted average maturity of each portfolio of 60 days or less, and a weighted average life to maturity of each portfolio of 120 days or less.

In addition, effective May 28, 2010, each Fund will not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities.

HMK-SK-093-0100

HIGH11016592

HighMark Funds

Supplement dated May 21, 2010

To Statement of Additional Information dated December 1, 2009

This supplement provides new and additional information beyond the information already contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective May 28, 2010, the following amendments shall be made:

1. The eighth sentence of the first paragraph in sub-section 13 (“Adjustable Rate Notes”) in the section “ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS” on page B-11 is deleted in its entirety and replaced with the following: “Such notes will be subject to a Fund’s non-fundamental 15% (5% in the case of the Money Market Funds) limitation governing investments in “illiquid” securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund’s demand.”

2. The third sentence of the seventh paragraph in sub-section 36 (“High Quality Investments with Regard to the Money Market Funds”) in the section “ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS” on page B-40 is deleted in its entirety and replaced with the following: “In addition, each Money Market Fund may not invest more than 3% of its total assets in Second Tier Securities, with investments in the Second Tier Securities of any one issuer further limited to 0.5% of the Fund’s total assets.”

3. The first sentence of the first paragraph in sub-section 37 (“Illiquid Securities”) in the section “ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS” on page B-41 is deleted in its entirety and replaced with the following: “Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% (in the case of each of the Money Market Funds, not more than 5%) of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”).”

HMK-SK-094-0100